Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000079533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.42%		7.30%		6.55%
C000079534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.26%		7.15%		6.40%
C000079535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.13%		7.04%		6.29%
C000162582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.37%		7.21%	7.10%
C000079536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	10.01%		8.33%		7.20%
C000079537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.83%		8.17%		7.03%
C000079538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.71%		8.07%		6.93%
C000162583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.96%		8.24%	7.81%
C000162584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	10.56%		9.38%	8.57%
C000079539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	10.57%		9.47%		7.88%
C000079540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	10.45%		9.30%		7.71%
C000079541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	10.34%		9.19%		7.60%
C000079542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	11.44%		10.80%		8.61%
C000079543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	11.28%		10.64%		8.45%
C000079544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	11.18%		10.53%		8.35%
C000162585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	11.46%		10.72%	9.39%
C000162586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.04%		11.77%	9.95%
C000079545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.05%		11.86%		9.16%
C000079546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	11.86%		11.70%		8.99%
C000079547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	11.77%		11.58%		8.88%
C000099416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.25%		11.49%		8.56%
C000099417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.53%		11.76%		8.83%
C000099418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.41%		11.60%		8.67%
C000162591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.54%		11.71%	9.67%
C000107517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.76%		12.49%		9.16%
C000079548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.30%		12.17%		9.34%
C000079549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	12.13%		12.01%		9.18%
C000079550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	12.04%		11.89%		9.07%
C000162587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.29%		12.08%	10.16%
C000099413 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	12.10%		12.07%		9.18%
C000099414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.41%		12.35%		9.46%
C000099415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	12.22%		12.19%		9.30%
C000162590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.37%		12.26%	10.29%
C000162593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.59%		12.39%	9.99%
C000107518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.59%		12.32%		9.00%
C000107519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.08%		10.85%		8.19%
C000107520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.49%		12.22%		8.89%
C000107521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.50%		5.70%		5.11%
C000107522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.39%		5.53%		4.95%
C000107523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.03%		4.16%		4.20%
C000107524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.24%		5.44%		4.86%
C000162594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.43%		5.59%	5.48%
C000107525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.77%		9.97%		7.69%
C000107526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.39%		8.51%		6.91%
C000107527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.71%		9.84%		7.57%
C000107528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.98%		10.12%		7.85%
C000162595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.94%		10.03%	8.53%
C000107529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	6.84%		3.63%		3.67%
C000107530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	6.72%		3.49%		3.52%
C000162597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.13%		7.63%	7.04%
C000107531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.38%		2.14%		2.77%
C000107532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	6.56%		3.37%		3.41%
C000162596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.67%		3.56%	3.91%
C000107533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.21%		7.73%		6.51%
C000107534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.07%		7.57%		6.34%
C000107535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.70%		6.15%		5.58%
C000107536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.95%		7.46%		6.23%
C000145612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.59%		11.92%		8.93%
C000145613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.40%		11.73%		8.77%
C000145614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.31%		11.63%		8.66%
C000162601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.54%		11.83%	9.75%
C000145615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	12.18%		12.24%		9.31%
C000145616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.48%		12.52%		9.58%
C000145617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	12.32%		12.36%		9.41%
C000162602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.44%		12.42%	10.41%
C000221702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.41%	10.22%
C000221703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.63%	10.30%
C000221704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.56%	10.45%
C000221705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.35%	10.23%
C000221706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	12.35%	11.07%
C000221707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	12.25%	10.89%
C000221708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.54%	11.17%
C000221709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.54%	11.22%
C000014647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.74%		10.11%		7.82%
C000047978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.03%		10.39%		8.09%
C000079566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.80%		10.23%		7.92%
C000162559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.93%		10.31%	8.86%
C000014643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.89%		7.85%		6.56%
C000047976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.16%		8.12%		6.83%
C000079563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.04%		7.95%		6.67%
C000162556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.16%		8.04%	7.46%
C000162557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.41%		9.09%	8.12%
C000014644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.21%		8.90%		7.17%
C000047977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.51%		9.19%		7.45%
C000079564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.36%		9.03%		7.28%
C000033271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.85%		6.29%		5.71%
C000033272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.10%		7.53%		6.33%
C000033273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.37%		7.82%		6.60%
C000054994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.15%		11.34%		8.47%
C000079576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.27%		11.44%		8.58%
C000162575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.44%		11.56%	9.56%
C000054992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	9.06%		11.05%		8.31%
C000079575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	9.13%		11.16%		8.41%
C000162574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.28%		11.25%	9.39%
C000054993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.54%		11.62%		8.75%
C000054991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.32%		11.34%		8.58%
C000054995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.94%		3.92%		4.16%
C000054996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.37%		5.43%		5.03%
C000054997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.12%		5.18%		4.78%
C000079577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.21%		5.27%		4.88%
C000162576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.31%		5.35%	5.44%
C000162577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.35%		5.19%	5.57%
C000079517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.34%		5.26%		5.15%
C000079518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.21%		5.10%		4.99%
C000079519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.09%		5.00%		4.89%
C000079530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.09%		6.44%		5.98%
C000079531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.86%		6.27%		5.82%
C000079532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.83%		6.18%		5.72%
C000162581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.03%		6.34%	6.46%
C000079520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.68%		5.46%		5.20%
C000079521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.53%		5.29%		5.04%
C000079522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.43%		5.20%		4.94%
C000162578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.59%		5.35%	5.58%
C000079527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.73%		5.86%		5.56%
C000079528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	8.55%		5.68%		5.39%
C000079529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	8.46%		5.59%		5.29%
C000162580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.74%		5.77%	6.01%
C000014641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.36%		6.05%		5.48%
C000047974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.66%		6.33%		5.74%
C000079561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.39%		6.14%		5.58%
C000162554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.52%		6.22%	6.24%
C000162555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.74%		7.06%	6.81%
C000014642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.48%		6.85%		5.98%
C000047975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.73%		7.12%		6.24%
C000079562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.71%		6.98%		6.10%
C000079560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.27%		5.66%		5.22%
C000047973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.40%		5.81%		5.38%
C000162553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.40%		5.73%	5.84%
C000014640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.21%		5.55%		5.11%
C000014639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.14%		5.19%		4.84%
C000047972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.43%		5.45%		5.11%
C000079559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.26%		5.31%		4.96%
C000162552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.37%		5.37%	5.57%
Without Sales Load [Member] | C000107519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.37%		12.17%		8.83%
Without Sales Load [Member] | C000107523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.20%		5.40%		4.82%
Without Sales Load [Member] | C000107526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.63%		9.80%		7.54%
Without Sales Load [Member] | C000107531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.52%		3.35%		3.38%
Without Sales Load [Member] | C000107535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.90%		7.42%		6.21%
Without Sales Load [Member] | C000033271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.05%		7.55%		6.34%
Without Sales Load [Member] | C000054995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.11%		5.16%		4.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.12%	13.79%	15.34%	13.00%	12.21%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	8.82%		7.23%	6.75%	6.16%
Lifecycle Index 2025 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2025 Fund Composite Index
Average Annual Return, Percent	9.64%		7.41%	7.28%	6.63%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	(1.23%)	(0.90%)	1.60%	1.49%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	9.51%		8.53%	7.53%	6.87%
Lifecycle Index 2030 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2030 Fund Composite Index
Average Annual Return, Percent	10.23%		8.44%	7.99%	7.28%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	10.24%		9.95%	8.34%	7.61%
Lifecycle Index 2035 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2035 Fund Composite Index
Average Annual Return, Percent	10.86%		9.60%	8.75%	7.95%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	10.87%		11.07%	8.97%	8.19%
Lifecycle Index 2040 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2040 Fund Composite Index
Average Annual Return, Percent	11.72%		10.94%	9.57%	8.70%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	11.33%		11.80%	9.37%	8.56%
Lifecycle Index 2045 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2045 Fund Composite Index
Average Annual Return, Percent	12.31%		11.99%	10.15%	9.24%
Lifecycle Index 2050 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2050 Fund Composite Index
Average Annual Return, Percent	12.60%		12.31%	10.34%	9.42%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	11.41%		12.12%	9.58%	8.75%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	11.61%		12.27%	9.68%	8.83%
Lifecycle Index 2055 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2055 Fund Composite Index
Average Annual Return, Percent	12.70%		12.49%	10.47%	9.54%
Lifecycle 2055 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2055 Fund Composite Index
Average Annual Return, Percent	12.76%		12.57%	10.51%	9.57%
Lifestyle Aggressive Growth Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Aggressive Growth Fund Composite Index
Average Annual Return, Percent	13.43%		13.74%	11.15%	10.13%
Morningstar Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	13.29%		12.22%	9.86%	8.77%
Lifestyle Conservative Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Fund Composite Index
Average Annual Return, Percent	8.78%		5.46%	5.65%	5.19%
Morningstar Moderately Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	9.01%		4.95%	5.46%	4.98%
Lifestyle Growth Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Fund Composite Index
Average Annual Return, Percent	11.87%		10.80%	9.35%	8.52%
Morningstar Moderately Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	11.96%		10.07%	8.66%	7.72%
Lifestyle Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Income Fund Composite Index
Average Annual Return, Percent	7.26%		3.02%	3.74%	3.47%
Morningstar Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	7.35%		2.11%	3.47%	3.16%
Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.52%		7.42%	7.04%	6.34%
Lifestyle Moderate Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Fund Composite Index
Average Annual Return, Percent	10.29%		7.85%	7.49%	6.85%
Lifecycle 2060 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2060 Fund Composite Index
Average Annual Return, Percent	12.86%		12.76%	10.64%	9.69%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	11.58%		12.25%	9.74%	8.88%
Lifecycle Index 2060 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2060 Fund Composite Index
Average Annual Return, Percent	12.79%		12.67%	10.60%	9.66%
Lifecycle 2065 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2065 Fund Composite Index
Average Annual Return, Percent	12.96%	11.38%
S And P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	11.78%	11.18%
Lifecycle Index 2065 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2065 Fund Composite Index
Average Annual Return, Percent	12.89%	11.32%
Lifecycle 2035 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2035 Fund Composite Index
Average Annual Return, Percent	10.91%		9.66%	8.78%	7.98%
Lifecycle 2040 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2040 Fund Composite Index
Average Annual Return, Percent	11.78%		11.01%	9.61%	8.72%
Managed Allocation Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Allocation Fund Composite Index
Average Annual Return, Percent	10.29%		7.85%		6.85%
Lifecycle 2045 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2045 Fund Composite Index
Average Annual Return, Percent	12.37%		12.07%	10.19%	9.26%
Lifecycle 2050 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2050 Fund Composite Index
Average Annual Return, Percent	12.66%		12.39%	10.38%	9.45%
Lifecycle Retirement Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Retirement Income Fund Composite Index
Average Annual Return, Percent	8.87%		5.59%	5.77%	5.28%
S And P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	7.91%		4.42%	4.69%	4.31%
Lifecycle Index 2010 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2010 Fund Composite Index
Average Annual Return, Percent	8.52%		5.35%	5.72%	5.23%
S And P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Average Annual Return, Percent	8.09%		5.14%	5.23%	4.79%
Lifecycle Index Retirement Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index Retirement Income Fund Composite Index
Average Annual Return, Percent	8.84%		5.56%	5.75%	5.26%
Lifecycle Index 2015 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2015 Fund Composite Index
Average Annual Return, Percent	8.89%		5.94%	6.16%	5.63%
S And P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	8.07%		5.67%	5.66%	5.17%
S And P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	8.47%		6.18%	6.08%	5.55%
Lifecycle Index 2020 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle Index 2020 Fund Composite Index
Average Annual Return, Percent	9.25%		6.54%	6.65%	6.06%
Lifecycle 2015 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2015 Fund Composite Index
Average Annual Return, Percent	8.92%		5.98%	6.18%	5.64%
Lifecycle 2020 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2020 Fund Composite Index
Average Annual Return, Percent	9.29%		6.58%	6.67%	6.08%
Lifecycle 2025 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2025 Fund Composite Index
Average Annual Return, Percent	9.68%		7.46%	7.31%	6.65%
Lifecycle 2030 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2030 Fund Composite Index
Average Annual Return, Percent	10.28%		8.50%	8.03%	7.30%
Lifecycle 2010 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifecycle 2010 Fund Composite Index
Average Annual Return, Percent	8.55%		5.39%	5.74%	5.24%